Revenue and segment information	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Revenue and segment information
6.	Revenue and segment information

	Diagnosis and monitoring – provision of LDT services	Diagnosis and monitoring – sale of IVD products	Development services	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Year ended December 31, 2018
Revenue	168,579	4,714	51,883	225,176

Segment profit/(loss)	93,545	1,491	(2,310)	92,726

Year ended December 31, 2019
Revenue	234,569	34,915	53,941	323,425

Segment profit/(loss)	141,542	11,966	(8,518)	144,990

Year ended December 31, 2020
Revenue	291,702	93,982	38,801	424,485

Segment profit	198,170	60,266	1,781	260,217

Reconciliation of segment profits to loss for the year:

	Year ended December 31,
	2018 RMB’000	2019 RMB’000	2020 RMB’000
Total segment profits	92,726	144,990	260,217

Unallocated expenses
- operating expenses	(325,702)	(451,860)	(528,593)
- finance income/(costs) – net	1,615	(9,221)	22,703
- losses from financial instruments with preferred rights	(233,632)	(359,943)	(2,823,370)

Loss for the year	(464,993)	(676,034)	(3,069,043)

	Year ended December 31,
	2018 RMB’000	2019 RMB’000	2020 RMB’000
Timing of revenue recognition
- over time	149,906	204,406	265,137
- at a point in time	75,270	119,019	159,348

	225,176	323,425	424,485

The Group has recognized the following assets and liabilities related to contracts with customers:

	As at December 31,
	2019 RMB’000	2020 RMB’000
Contract assets	1,131	1,181
Less: provision for impairment	(111)	(69)

	1,020	1,112

Contract liabilities	18,189	8,417

Revenue recognized that was included in the contract liabilities balance at the beginning of the year	8,469	16,026

Note:
Contract assets arise from provision of services ahead of the agreed payment schedules for fixed-price contracts. The contract assets were aged within one year with insignificant credit risk.
Contract liabilities mainly arise from the advance payments made by customers while the underlying services are yet to be provided. Most of these remaining obligations under such agreement are expected to be fulfilled within one year based on the estimation from management.